Intangible assets, net - Estimated amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Future amortization of intangible assets
2026	¥ 6,584
2027	5,538
2028	4,107
2029	3,859
2030	3,846
Thereafter	5,654
Total	¥ 29,588	$ 4,231	¥ 54,534